Note 16 - Share Based Payments - Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement	66,177,114	2,683,471,567	3,250,009,092
ATHAAB [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0	$ 0.09
Number of share options outstanding in share-based payment arrangement	0	35,000,000
ATHAAD [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0	$ 0.03
Number of share options outstanding in share-based payment arrangement	0	91,392,720
ATHAAE [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 1.875	$ 0.04
Number of share options outstanding in share-based payment arrangement	200,000	10,000,000
ATHAAF [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0	$ 0
Number of share options outstanding in share-based payment arrangement	0	0
ATHAAG [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 1.732	$ 0.02
Number of share options outstanding in share-based payment arrangement	230,000	11,500,000
ATHAAH [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0.525	$ 0.001
Number of share options outstanding in share-based payment arrangement	160,000	8,000,000
ATHAA [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0.2	$ 0.004
Number of share options outstanding in share-based payment arrangement	403,334	20,166,667
ATHAB [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0.226	$ 0.005
Number of share options outstanding in share-based payment arrangement	1,250,000	62,500,000
ATHAC [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0.218	$ 0.003
Number of share options outstanding in share-based payment arrangement	800,004	120,000,000
ATHAD [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0.5	$ 0.001
Number of share options outstanding in share-based payment arrangement	300,000	0
ATHAE [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0.65	$ 0
Number of share options outstanding in share-based payment arrangement	230,000	0
ATHAF [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0.626	$ 0
Number of share options outstanding in share-based payment arrangement	6,248,004	0
ATHAAM [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0.415	$ 0
Number of share options outstanding in share-based payment arrangement	870,000	0
ATHAG [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0.415	$ 0
Number of share options outstanding in share-based payment arrangement	1,230,000	0
ATHAJ [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0.44	$ 0
Number of share options outstanding in share-based payment arrangement	4,245,000	0
ATHAK [member]
Statement Line Items [Line Items]
Exercise price (in AUD per share)	$ 0.45	$ 0
Number of share options outstanding in share-based payment arrangement	540,000	0
2018 ADS Plan and 2004 ASX Plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement	16,706,342	358,559,387	381,542,720	170,042,720
Weighted average remaining contractual life of options outstanding at end of period. (In Years) (Year)	3 years 11 months 1 day	2 years 4 months 13 days